Financial risk review - Securities Sold Under Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	$ (193,015)	$ (355,740)
Net amount of liabilities presented in the consolidated statement of financial position	(193,015)	(355,740)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	147,480	239,046
Cash collateral received	51,353	117,307
Net amount	5,818	613
Securities sold under repurchase agreements at amortized cost
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(130,509)	(214,035)
Net amount of liabilities presented in the consolidated statement of financial position	(130,509)	(214,035)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	147,480	239,046
Cash collateral received	0	564
Net amount	16,971	25,575
Derivative financial instruments used for hedging at FVTPL
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(62,506)	(141,705)
Net amount of liabilities presented in the consolidated statement of financial position	(62,506)	(141,705)
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	51,353	116,743
Net amount	$ (11,153)	$ (24,962)